RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN (Details) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	$ (265,827)	$ 5,869,910
Operating limited partnership rents received in advance	(630)	41
Accrued fund management fees not deducted (deducted) for tax purposes	25,641	(1,507,699)
Other	5,890,488	9,102,061
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,407,777)	(2,484,936)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(433,030)	(432,684)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(733,778)	(6,236,798)
Income (loss) for tax return purposes, year ended	3,075,087	4,945,257
Series 15 [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(80,612)	386,925
Operating limited partnership rents received in advance	(566)	(1,731)
Accrued fund management fees not deducted (deducted) for tax purposes	34,893	(691,424)
Other	481,964	2,146,122
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(205,277)	(400,421)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(58,090)	(63,505)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(531,704)	38,200
Income (loss) for tax return purposes, year ended	(359,392)	1,414,166
Series 16 [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	112,314	59,564
Operating limited partnership rents received in advance	0	0
Accrued fund management fees not deducted (deducted) for tax purposes	(104,868)	94,279
Other	3,478,500	449,774
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(398,454)	(1,077,035)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(188,917)	(156,524)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(90,001)	(408,306)
Income (loss) for tax return purposes, year ended	2,808,574	(1,038,248)
Series 17 [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(78,112)	5,593,702
Operating limited partnership rents received in advance	(851)	(1,474)
Accrued fund management fees not deducted (deducted) for tax purposes	0	(685,587)
Other	1,643,453	6,613,088
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(183,320)	(347,353)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(4,086)	(20,175)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(91,612)	(5,619,894)
Income (loss) for tax return purposes, year ended	1,285,472	6,167,669
Series 18 [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(124,922)	(89,507)
Operating limited partnership rents received in advance	787	2,767
Accrued fund management fees not deducted (deducted) for tax purposes	95,616	(224,967)
Other	229,138	(143,620)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(484,896)	(510,849)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(60,486)	(73,921)
Difference due to fiscal year for book purposes and calendar year for tax purposes	142	(240,563)
Income (loss) for tax return purposes, year ended	(344,621)	(1,280,660)
Series 19 [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(94,495)	(80,774)
Operating limited partnership rents received in advance	0	479
Accrued fund management fees not deducted (deducted) for tax purposes	0	0
Other	57,433	36,697
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(135,830)	(149,278)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(121,451)	(118,559)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(20,603)	(6,235)
Income (loss) for tax return purposes, year ended	$ (314,946)	$ (317,670)